Interest-Bearing Deposits	12 Months Ended
Dec. 31, 2011
Interest-Bearing Deposits and Regulatory Matters [Abstract]
INTEREST-BEARING DEPOSITS

NOTE 6 – INTEREST-BEARING DEPOSITS

Interest-bearing deposits at December 31 are as follows:

(Dollars in thousands)	2011	2010
Demand	$61,830	$55,340
Savings	123,304	77,998
Time deposits:
In excess of $100,000	60,090	51,288
Other	112,439	99,714

Total interest-bearing deposits	$357,663	$284,340

At December 31, 2011, stated maturities of time deposits were as follows:

(Dollars in thousands)
2012	$89,007
2013	50,395
2014	17,506
2015	6,964
2016	8,657

Total	$172,529